Discontinued Operations (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disposal Group, Including Discontinued Operations [Line Items]
Net cash used in operating activities	$ (3,869)	$ 0
Net cash used in investing activities	(13,962)	0
Net cash provided by financing activities	23,682	$ 0
Skyline [Member] | Discontinued Operations [Member]
Disposal Group, Including Discontinued Operations [Line Items]
Net cash used in operating activities	(3,869)
Net cash used in investing activities	(13,962)
Net cash provided by financing activities	$ 23,682